Share-Based Payments and Other Executive Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Significant weighted average assumptions

The significant weighted average assumptions used for the years ended December 31, 2015, 2014 and 2013 were as follows:

	2015	2014	2013
Dividend yield	—%	—%			—%
Volatility rate	38.00%	42.60%	52.37%	-	52.49%
Risk-free interest rate	1.0%	0.66%	1.66%	-	1.86%
Expected life (years)	2.95	2.91			6.25
Weighted average fair value of units granted	$5.95	$9.30			$8.75

Summary of stock options activity

A summary of the status of the stock option activity for the years ended December 31, 2015, 2014 and 2013 is presented below:

	2015		2014		2013
		Weighted		Weighted		Weighted
		Average		Average		Average
	Stock	Exercise Price	Stock	Exercise Price	Stock	Exercise Price
	Options	Per Share	Options	Per Share	Options	Per Share
Outstanding as of beginning of year	555,036	$17.00	585,036	$16.99	110,000	$25.00
Granted	—	—	—	—	585,036	16.99
Exercised	—	—	—	—	—	—
Forfeited	(10,000)	16.80	(30,000)	16.80	(110,000)	—
Outstanding as of end of year	545,036	$17.01	555,036	$17.00	585,036	$16.99
Exercisable as of end of year	272,518	$17.01	146,259	$16.99	—	$—

Summary of restricted stock and stock units activity

A summary of the restricted stock and stock units activity for the year ended December 31, 2015 is presented below:

			Weighted
	Restricted		Average
	Stock and		Grant Date
	Stock Units		Fair Value
Outstanding as of beginning of year	145,352	(1)	$16.59
Granted	291,075		9.32
Vested	(62,434)		16.93
Expired/forfeited/cancelled	(21,655)		10.95
Outstanding as of end of year	352,338		$10.87
(1)

Restricted stock shares are considered legally outstanding but are not considered outstanding for accounting purposes until the vesting conditions are satisfied in accordance with authoritative accounting guidance.